CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of changes in equity [abstract]
Tax on changes in fair value of available for sale financial instruments	₨ 1,370	₨ (499)	₨ (88)
Tax effect on foreign currency translation differences	(17)	148	(62)
Tax effect on effective portion of change in fair value of cash flow hedges	41	(60)	(23)
Tax effect on actuarial gains/losses on defined benefit obligations	₨ (12)	₨ 14	₨ 64